Event Subsequent to the Date of the Independent Auditor's Report	12 Months Ended
Dec. 31, 2024
Event Subsequent to the Date of the Independent Auditor's Report [Abstract]
Event Subsequent to the Date of the Independent Auditor's Report
25.	Events Subsequent to the Date of the Independent Auditor’s Report

On August 26, 2025, the Company implemented a 1-for-3.125 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split.

On January 12, 2026, the Company implemented a 1-for-5 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split.